Note 20 - Going Concern Consideration Management's Plans	12 Months Ended
Dec. 31, 2011
Going Concern Note
NOTE 20 - GOING CONCERN CONSIDERATION AND MANAGEMENT’S PLANS

The consolidated financial statements have been prepared on a going concern basis, which contemplates the realization of assets and discharges of liabilities in the normal course of business for the foreseeable future, and do not include any adjustments to reflect the possible future effects of recoverability and classification of assets, or the amounts and classifications of liabilities, that may result should the Company be unable to continue as a going concern.

The Company recorded a net loss of $2,467,409 for year-end 2011 which is a favorable comparison to the net losses of $8,882,727 and $4,962,379 for year-end 2010 and 2009, respectively.  In prior years, the losses were primarily the result of increases in the provision for loan losses, higher FDIC insurance premiums, and higher administrative costs associated with managing nonperforming assets. In 2011, the Company experienced fewer foreclosed asset writedowns, a lower provision for loan loss and reduced costs associated with managing nonperforming assets. Conversely, FDIC premiums increased in 2011. In spite of the reduction in the Company’s recorded losses and net risk weighted assets, the Bank remained undercapitalized throughout 2011; the same capital classification it had at December 31, 2010 and the Company has negative equity at December 31, 2011. For further discussion of the Bank’s capital requirements, refer to the discussion in Note 15.

As a result of its poor financial condition, the Bank does not have the ability to pay dividends to the holding company without regulatory approval.  Although the Bank’s regulatory capital classification remained the same since December 31, 2010, the weak capital position puts the Bank at significant risk of further regulatory enforcement action.  The Consent Agreement, referenced in Note 15, imposes adjusted regulatory minimum capital requirements and prohibits the Bank from paying dividends without regulatory approval.

The Company would be dependent on dividends from the Bank to cure the default of its $5,000,000 term note with Fifth Third, which is collateralized by the Bank’s stock. However, the Bank is not permitted to pay dividends at this time. As a remedy of default, Fifth Third may, if it so chooses, foreclose on the Bank’s stock. Since the Company had negative equity at December 31, 2011 and insufficient cash to service its debt, the Company was insolvent as of that date.

Management is using alternative liquidity sources to fund brokered deposits as they mature and has not encountered any difficulties funding over $49.5 million in maturities since 2010.  Additionally, management has implemented strategies to reduce overhead expenses and risk-weighted assets since its first year of losses in 2007. A few of these improvements since 2007 were:

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The work force has been reduced by 27% with 20 positions eliminated. Most staff salaries have been frozen for four years and the 401(k) matching contributions were suspended in 2009. Benefits expenses have been reapportioned with the employees bearing more of the cost. As a result, salary and benefit expenses decreased 18% or over $900,000 which more than offset the $743,000 increase in FDIC premiums since 2007.

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Renegotiated vendor contracts as well as the reduction and elimination of a variety of overhead expenses allowed the Bank to absorb over 90% of the nearly $350,000 increase in administration expenses on impaired loans since 2007.

•	The Bank’s balance sheet management successfully reduced net risk-weighted assets by over $88 million since year-end 2007. A majority of the decrease was in loans.

Management plans to continue exploring opportunities to reduce expenses, manage the balance sheet and raise capital to achieve compliance with the Consent Order and the Directive.

Management will continue its efforts to improve asset quality in 2012. In 2011, the Bank reduced non-performing assets by $1.5 million. In 2011, ten properties and nine vacant lots were sold and past due and non-accrual notes were reduced by nearly $1.4 million.

Due to the conditions and events discussed in this annual report, substantial doubt exists as to the Company’s ability to continue as a going concern. The Company has determined that significant additional capital is required to continue operations and avoid additional regulatory action. The Board and management continue to seek opportunities to raise capital.

These financial statements do not include any adjustments that may result should the Company be unable to continue as a going concern.